COMMITMENTS (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Maximum [Member]
Other Commitments [Line Items]
Percentage of Payment on Gross Rental Receipt	8.00%	8.00%
Minimum [Member]
Other Commitments [Line Items]
Percentage of Payment on Gross Rental Receipt	6.00%	6.00%